CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Allowance for credit losses	¥ 132,881	$ 18,716	¥ 102,161
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	2,728,145	384,250	1,778,527
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	244,483	34,435	256,106
Variable Interest Entity Primary Beneficiary Aggregated Disclosure Non-recourse [Member]
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	247,735	34,893	226,846
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	¥ 2,837	$ 400	¥ 2,339
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	493,104,900	493,104,900	480,604,900
Ordinary shares, shares outstanding	487,212,501	487,212,501	479,458,004
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	1,006,956,885	1,006,956,885	970,015,685
Ordinary shares, shares outstanding	1,006,956,885	1,006,956,885	970,015,685